Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.4%
HEICO Corp.	5,826	$1,112,766
Apparel — 4.9%
Birkenstock Holding PLC*	8,598	406,256
Crocs, Inc.*	6,834	982,729
Deckers Outdoor Corp.*	2,022	1,903,228
On Holding AG, Class A*	15,688	555,041
		3,847,254
Beverages — 1.4%
Celsius Holdings, Inc.*	13,045	1,081,691
Biotechnology — 4.9%
Apellis Pharmaceuticals, Inc.*	5,790	340,336
BioMarin Pharmaceutical, Inc.*	5,335	465,959
Blueprint Medicines Corp.*	5,161	489,572
Crinetics Pharmaceuticals, Inc.*	4,386	205,309
Exelixis, Inc.*	14,318	339,766
Intra-Cellular Therapies, Inc.*	5,261	364,061
Krystal Biotech, Inc.*	2,050	364,757
Roivant Sciences Ltd.*	40,409	425,911
Sarepta Therapeutics, Inc.*	3,748	485,216
Ultragenyx Pharmaceutical, Inc.*	7,748	361,754
		3,842,641
Building Materials — 1.8%
AAON, Inc.	15,567	1,371,453
Chemicals — 3.0%
Ashland, Inc.	13,351	1,299,987
RPM International, Inc.	8,633	1,026,895
		2,326,882
Commercial Services — 0.8%
WEX, Inc.*	2,661	632,067
Computers — 3.7%
CyberArk Software Ltd.*	3,510	932,361
Parsons Corp.*	4,533	376,013
Pure Storage, Inc., Class A*	23,004	1,195,978
Super Micro Computer, Inc.*	403	407,042
		2,911,394
Cosmetics & Personal Care — 1.8%
elf Beauty, Inc.*	7,219	1,415,140
Distribution & Wholesale — 4.8%
Core & Main, Inc., Class A*	21,954	1,256,867
Pool Corp.	2,166	873,981
SiteOne Landscape Supply, Inc.*	3,817	666,257
Watsco, Inc.	2,221	959,405
		3,756,510
Diversified Financial Services — 2.0%
Hamilton Lane, Inc., Class A	4,242	478,328
Houlihan Lokey, Inc.	4,253	545,192
LPL Financial Holdings, Inc.	1,978	522,588
		1,546,108
	Number of Shares	Value†

Electrical Components & Equipment — 1.6%
Novanta, Inc.*	7,258	$1,268,481
Electronics — 5.9%
Allegion PLC	8,728	1,175,749
Badger Meter, Inc.	3,996	646,593
Hubbell, Inc.	3,270	1,357,213
Mettler-Toledo International, Inc.*	416	553,817
nVent Electric PLC	11,393	859,032
		4,592,404
Engineering & Construction — 2.3%
EMCOR Group, Inc.	3,354	1,174,571
TopBuild Corp.*	1,374	605,563
		1,780,134
Environmental Control — 1.4%
Tetra Tech, Inc.	6,069	1,121,005
Hand & Machine Tools — 1.7%
Lincoln Electric Holdings, Inc.	5,200	1,328,288
Healthcare Products — 11.3%
Bio-Techne Corp.	12,870	905,920
Bruker Corp.	14,247	1,338,363
Exact Sciences Corp.*	11,575	799,369
Inspire Medical Systems, Inc.*	3,068	658,976
Natera, Inc.*	13,343	1,220,351
Repligen Corp.*	4,838	889,805
Shockwave Medical, Inc.*	3,843	1,251,396
Stevanato Group SpA	19,471	625,019
The Cooper Cos., Inc.	11,454	1,162,123
		8,851,322
Healthcare Services — 1.5%
Medpace Holdings, Inc.*	1,346	543,986
Surgery Partners, Inc.*	19,927	594,422
		1,138,408
Household Products & Wares — 1.0%
Avery Dennison Corp.	3,460	772,445
Insurance — 1.9%
Kinsale Capital Group, Inc.	2,898	1,520,696
Machinery — Diversified — 4.4%
Esab Corp.	2,543	281,179
IDEX Corp.	4,041	986,085
Nordson Corp.	3,576	981,755
Watts Water Technologies, Inc., Class A	5,432	1,154,572
		3,403,591
Media — 0.9%
Liberty Media Corp.-Liberty Formula One, Class C*	10,217	670,235
Metal Fabricate/Hardware — 0.8%
RBC Bearings, Inc.*	2,259	610,721

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 1.8%
Antero Resources Corp.*	5,766	$167,214
Chesapeake Energy Corp.	2,033	180,591
Noble Corp. PLC	11,257	545,852
Permian Resources Corp.	19,174	338,613
Weatherford International PLC*	1,734	200,138
		1,432,408
Oil & Gas Services — 0.2%
ChampionX Corp.	4,739	170,083
Packaging and Containers — 1.1%
Ball Corp.	12,373	833,446
Pharmaceuticals — 2.1%
BellRing Brands, Inc.*	7,683	453,528
Neurocrine Biosciences, Inc.*	5,673	782,420
Vaxcyte, Inc.*	5,995	409,518
		1,645,466
Retail — 9.8%
BJ's Wholesale Club Holdings, Inc.*	14,760	1,116,594
Casey's General Stores, Inc.	2,321	739,122
Domino's Pizza, Inc.	2,536	1,260,088
Five Below, Inc.*	5,306	962,402
Floor & Decor Holdings, Inc., Class A*	8,733	1,131,972
Texas Roadhouse, Inc.	8,252	1,274,686
Wingstop, Inc.	3,304	1,210,586
		7,695,450
Semiconductors — 5.4%
Allegro MicroSystems, Inc.*	21,881	589,912
Astera Labs, Inc.*	3,430	254,472
Lattice Semiconductor Corp.*	12,960	1,013,861
MACOM Technology Solutions Holdings, Inc.*	12,242	1,170,825
MKS Instruments, Inc.	6,056	805,448
Rambus, Inc.*	6,055	374,259
		4,208,777
Software — 12.7%
DoubleVerify Holdings, Inc.*	19,078	670,783
Dynatrace, Inc.*	22,338	1,037,377
Elastic N.V.*	8,157	817,658
Evolent Health, Inc., Class A*	15,451	506,638
Guidewire Software, Inc.*	5,778	674,350
Klaviyo, Inc., Class A*	22,917	583,925
Manhattan Associates, Inc.*	5,108	1,278,175
Monday.com Ltd.*	3,570	806,356
Nutanix, Inc., Class A*	10,931	674,661
Procore Technologies, Inc.*	11,358	933,287
Samsara, Inc., Class A*	22,075	834,214
SentinelOne, Inc., Class A*	19,499	454,522
UiPath, Inc., Class A*	29,415	666,838
		9,938,784
TOTAL COMMON STOCKS (Cost $58,695,985)		76,826,050

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $997,035)	997,035	$997,035
TOTAL INVESTMENTS — 99.6% (Cost $59,693,020)		$77,823,085
Other Assets & Liabilities — 0.4%		334,413
TOTAL NET ASSETS — 100.0%		$78,157,498

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SpA— Società per Azioni.
Country Weightings as of 3/31/2024††
United States	93%
Israel	2
United Kingdom	2
Ireland	1
Italy	1
Switzerland	1
Total	100%
††	% of total investments as of March 31, 2024.

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